Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, and Goldman Sachs Bank USA who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MHP Commercial Mortgage Trust 2025-MHIL2, Commercial Mortgage Pass-Through Certificates, Series 2025-MHIL2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 78 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of August 28, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 11, 2025 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2025-MHIL2 - Accounting Tape_Final.xlsx (provided on August 11, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
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●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 21, 2025 through August 11, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

August 11, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property Rank	None - Company Provided	None
2	Property ID	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	County	Appraisal Report	None
11	MSA	Underwriting File	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Date Acquired	Underwriting File	None
15	Property Manager	Underwriting File	None
16	Unit Mix (Available Units) Regular	Underwriting File	None
17	Unit Mix (Available Units) Climate Controlled	Underwriting File	None
18	Unit Mix (Available Units) Commercial	Underwriting File	None
19	Unit Mix (Available Units) Other	Underwriting File	None
20	Unit Mix (Available Units) Total	Recalculation	None
21	Unit Mix (Available SF) Regular	Underwriting File	None
22	Unit Mix (Available SF) Climate Controlled	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
23	Unit Mix (Available SF) Commercial	Underwriting File	None
24	Unit Mix (Available SF) Other	Underwriting File	None
25	Unit Mix (Available SF) Total	Recalculation	None
26	Unit Mix (Occupied Units) Regular	Underwriting File	None
27	Unit Mix (Occupied Units) Climate Controlled	Underwriting File	None
28	Unit Mix (Occupied Units) Commercial	Underwriting File	None
29	Unit Mix (Occupied Units) Other	Underwriting File	None
30	Unit Mix (Occupied Units) Total	Recalculation	None
31	Unit Mix (Occupied SF) Regular	Underwriting File	None
32	Unit Mix (Occupied SF) Climate Controlled	Underwriting File	None
33	Unit Mix (Occupied SF) Commercial	Underwriting File	None
34	Unit Mix (Occupied SF) Other	Underwriting File	None
35	Unit Mix (Occupied SF) Total	Recalculation	None
36	Storage Occupancy UW Occupancy (based on Units)	Recalculation	0.10%
37	Storage Occupancy UW Occupancy (based on SF)	Recalculation	0.10%
38	Total Occupancy UW Occupancy (based on Units)	Recalculation	0.10%
39	Total Occupancy UW Occupancy (based on SF)	Recalculation	0.10%
40	Occupancy Date	Underwriting File	None
41	2023 Average Occupancy	Underwriting File	0.10%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
42	2024 Average Occupancy	Underwriting File	0.10%
43	June 2025 TTM Average Occupancy	Underwriting File	0.10%
44	June 2025 T6 Average Occupancy	Underwriting File	0.10%
45	June 2025 T3 Average Occupancy	Underwriting File	0.10%
46	Ownership Interest	Title Policy	None
47	Mortgage Loan Original Balance	Loan Agreement	None
48	Mortgage Loan Closing Date Balance	Recalculation	None
49	Mortgage Loan Closing Date Balance per Unit	Recalculation	None
50	Mortgage Loan Closing Date Balance per SF	Recalculation	None
51	% of Mortgage Loan Closing Date Balance	Recalculation	None
52	Mortgage Loan Balloon Balance	Recalculation	None
53	Individual As-Is Appraised Value Date	Appraisal Report	None
54	Individual As-Is Appraised Value	Appraisal Report	None
55	Individual As-Is Appraised Value per SF	Recalculation	None
56	Portfolio Appraised Value Date	Appraisal Report	None
57	Portfolio Appraised Value	Appraisal Report	None
58	Portfolio Appraised Value per SF	Recalculation	None
59	Engineering Report Provider	Engineering Report	None
60	Engineering Report Date	Engineering Report	None
61	Environmental Report Provider	Environmental Report	None
62	Environmental Report Date	Environmental Report	None
63	Phase II Required?	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
64	Seismic Zone	Seismic Report; Engineering Report	None
65	PML %	Seismic Report	None
66	Origination Date	None - Company Provided	None
67	Assumed One-month Term SOFR	None - Company Provided	None
68	Assumed Mortgage Loan Spread	None - Company Provided	None
69	Interest Rate	Recalculation	None
70	Term SOFR Cap	None - Company Provided	None
71	Interest Rate at Term SOFR Cap	Recalculation	None
72	Term SOFR Lookback days	Loan Agreement	None
73	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
74	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
75	Amortization Type	Loan Agreement	None
76	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
77	Mortgage Loan Annual Debt Service Payment	Recalculation	None
78	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
79	Grace Period - Late Payment	Loan Agreement	None
80	Grace Period - Event of Default	Loan Agreement	None
81	First Loan Payment Date	Loan Agreement	None
82	Seasoning	Recalculation	None
83	Original Term to Maturity (Months)	Recalculation	None
84	Remaining Term to Maturity (Months)	Recalculation	None
85	Original Amortization Term (Months)	Not Applicable*	None
86	Remaining Amortization Term (Months)	Not Applicable*	None
87	Original IO Term (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
88	Remaining IO Term (Months)	Recalculation	None
89	Initial Maturity Date	Loan Agreement	None
90	Floating Rate Component Extensions	Loan Agreement	None
91	Fully Extended Maturity Date	Loan Agreement	None
92	Lockbox	Cash Management Agreement	None
93	Cash Management Type	Loan Agreement	None
94	Cash Management Trigger	Loan Agreement	None
95	Administrative Fee Rate (%)	Fee Schedule	None
96	Prepayment Provision	Loan Agreement	None
97	Partial Release Allowed?	Loan Agreement	None
98	Borrower	Loan Agreement	None
99	Guarantor	Loan Agreement	None
100	Mortgage Loan Closing Date LTV	Recalculation	None
101	Mortgage Loan Balloon LTV	Recalculation	None
102	Mortgage Loan Closing Date LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
103	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
104	Mortgage Loan UW NOI Debt Yield	Recalculation	None
105	Mortgage Loan UW NCF Debt Yield	Recalculation	None
106	Mortgage Loan UW NOI DSCR	Recalculation	None
107	Mortgage Loan UW NCF DSCR	Recalculation	None
108	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
109	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
110	Initial Tax Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
111	Ongoing Tax Escrow Monthly	Loan Agreement	None
112	Tax Escrow Springing Conditions	Loan Agreement	None
113	Initial Insurance Escrow	Loan Agreement	None
114	Ongoing Insurance Escrow Monthly	Loan Agreement	None
115	Insurance Escrow Springing Conditions	Loan Agreement	None
116	Initial Cap Ex Escrow	Loan Agreement	None
117	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
118	Cap Ex Escrow Springing Conditions	Loan Agreement	None
119	Initial Immediate Repairs Escrow	Loan Agreement	None
120	Initial Other Escrow	Loan Agreement	None
121	Ongoing Other Escrow Monthly	Loan Agreement	None
122	Other Escrow Description	Loan Agreement	None
123	In-Place Rental Income 2023	Underwriting File	$1.00
124	In-Place Rental Income 2024	Underwriting File	$1.00
125	In-Place Rental Income June 2025 TTM	Underwriting File	$1.00
126	In-Place Rental Income Sponsor 2025 Budget	Underwriting File	$1.00
127	In-Place Rental Income UW	Underwriting File	$1.00
128	Vacancy Gross Up 2023	Underwriting File	$1.00
129	Vacancy Gross Up 2024	Underwriting File	$1.00
130	Vacancy Gross Up June 2025 TTM	Underwriting File	$1.00
131	Vacancy Gross Up Sponsor 2025 Budget	Underwriting File	$1.00
132	Vacancy Gross Up UW	Underwriting File	$1.00
133	Gross Potential Rent 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
134	Gross Potential Rent 2024	Underwriting File	$1.00
135	Gross Potential Rent June 2025 TTM	Underwriting File	$1.00
136	Gross Potential Rent Sponsor 2025 Budget	Underwriting File	$1.00
137	Gross Potential Rent UW	Underwriting File	$1.00
138	Vacancy 2023	Underwriting File	$1.00
139	Vacancy 2024	Underwriting File	$1.00
140	Vacancy June 2025 TTM	Underwriting File	$1.00
141	Vacancy Sponsor 2025 Budget	Underwriting File	$1.00
142	Vacancy UW	Underwriting File	$1.00
143	Insurance Revenue 2023	Underwriting File	$1.00
144	Insurance Revenue 2024	Underwriting File	$1.00
145	Insurance Revenue June 2025 TTM	Underwriting File	$1.00
146	Insurance Revenue Sponsor 2025 Budget	Underwriting File	$1.00
147	Insurance Revenue UW	Underwriting File	$1.00
148	Late Fees/Admin Fees/Other Income 2023	Underwriting File	$1.00
149	Late Fees/Admin Fees/Other Income 2024	Underwriting File	$1.00
150	Late Fees/Admin Fees/Other Income June 2025 TTM	Underwriting File	$1.00
151	Late Fees/Admin Fees/Other Income Sponsor 2025 Budget	Underwriting File	$1.00
152	Late Fees/Admin Fees/Other Income UW	Underwriting File	$1.00
153	Merchandise 2023	Underwriting File	$1.00
154	Merchandise 2024	Underwriting File	$1.00
155	Merchandise June 2025 TTM	Underwriting File	$1.00
156	Merchandise Sponsor 2025 Budget	Underwriting File	$1.00
157	Merchandise UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
158	EGI 2023	Underwriting File	$1.00
159	EGI 2024	Underwriting File	$1.00
160	EGI June 2025 TTM	Underwriting File	$1.00
161	EGI Sponsor 2025 Budget	Underwriting File	$1.00
162	EGI UW	Underwriting File	$1.00
163	Management Fee 2023	Underwriting File	$1.00
164	Management Fee 2024	Underwriting File	$1.00
165	Management Fee June 2025 TTM	Underwriting File	$1.00
166	Management Fee Sponsor 2025 Budget	Underwriting File	$1.00
167	Management Fee UW	Underwriting File	$1.00
168	On Site Payroll 2023	Underwriting File	$1.00
169	On Site Payroll 2024	Underwriting File	$1.00
170	On Site Payroll June 2025 TTM	Underwriting File	$1.00
171	On Site Payroll Sponsor 2025 Budget	Underwriting File	$1.00
172	On Site Payroll UW	Underwriting File	$1.00
173	Electric, Gas & Water 2023	Underwriting File	$1.00
174	Electric, Gas & Water 2024	Underwriting File	$1.00
175	Electric, Gas & Water June 2025 TTM	Underwriting File	$1.00
176	Electric, Gas & Water Sponsor 2025 Budget	Underwriting File	$1.00
177	Electric, Gas & Water UW	Underwriting File	$1.00
178	G&A 2023	Underwriting File	$1.00
179	G&A 2024	Underwriting File	$1.00
180	G&A June 2025 TTM	Underwriting File	$1.00
181	G&A Sponsor 2025 Budget	Underwriting File	$1.00
182	G&A UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
183	Repairs & Maintenance 2023	Underwriting File	$1.00
184	Repairs & Maintenance 2024	Underwriting File	$1.00
185	Repairs & Maintenance June 2025 TTM	Underwriting File	$1.00
186	Repairs & Maintenance Sponsor 2025 Budget	Underwriting File	$1.00
187	Repairs & Maintenance UW	Underwriting File	$1.00
188	Marketing 2023	Underwriting File	$1.00
189	Marketing 2024	Underwriting File	$1.00
190	Marketing June 2025 TTM	Underwriting File	$1.00
191	Marketing Sponsor 2025 Budget	Underwriting File	$1.00
192	Marketing UW	Underwriting File	$1.00
193	Insurance 2023	Underwriting File	$1.00
194	Insurance 2024	Underwriting File	$1.00
195	Insurance June 2025 TTM	Underwriting File	$1.00
196	Insurance Sponsor 2025 Budget	Underwriting File	$1.00
197	Insurance UW	Underwriting File	$1.00
198	Real Estate Taxes 2023	Underwriting File	$1.00
199	Real Estate Taxes 2024	Underwriting File	$1.00
200	Real Estate Taxes June 2025 TTM	Underwriting File	$1.00
201	Real Estate Taxes Sponsor 2025 Budget	Underwriting File	$1.00
202	Real Estate Taxes UW	Underwriting File	$1.00
203	Other 2023	Underwriting File	$1.00
204	Other 2024	Underwriting File	$1.00
205	Other June 2025 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
206	Other Sponsor 2025 Budget	Underwriting File	$1.00
207	Other UW	Underwriting File	$1.00
208	Total Expenses 2023	Underwriting File	$1.00
209	Total Expenses 2024	Underwriting File	$1.00
210	Total Expenses June 2025 TTM	Underwriting File	$1.00
211	Total Expenses Sponsor 2025 Budget	Underwriting File	$1.00
212	Total Expenses UW	Underwriting File	$1.00
213	Net Operating Income 2023	Underwriting File	$1.00
214	Net Operating Income 2024	Underwriting File	$1.00
215	Net Operating Income June 2025 TTM	Underwriting File	$1.00
216	Net Operating Income Sponsor 2025 Budget	Underwriting File	$1.00
217	Net Operating Income UW	Underwriting File	$1.00
218	Replacement Reserves 2023	Underwriting File	$1.00
219	Replacement Reserves 2024	Underwriting File	$1.00
220	Replacement Reserves June 2025 TTM	Underwriting File	$1.00
221	Replacement Reserves Sponsor 2025 Budget	Underwriting File	$1.00
222	Replacement Reserves UW	Underwriting File	$1.00
223	Net Cash Flow 2023	Underwriting File	$1.00
224	Net Cash Flow 2024	Underwriting File	$1.00
225	Net Cash Flow June 2025 TTM	Underwriting File	$1.00
226	Net Cash Flow Sponsor 2025 Budget	Underwriting File	$1.00
227	Net Cash Flow UW	Underwriting File	$1.00
228	RevPAF 2023	Recalculation	None
229	RevPAF 2024	Recalculation	None
230	RevPAF June 2025 TTM	Recalculation	None
231	RevPAF Sponsor 2025 Budget	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

MHP 2025-MHIL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
232	RevPAF UW	Recalculation	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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MHP 2025-MHIL2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Unit Mix (Available Units) Total	Sum of (i) Unit Mix (Available Units) Regular, (ii) Unit Mix (Available Units) Climate Controlled, (iii) Unit Mix (Available Units) Commercial, and (iv) Unit Mix (Available Units) Other.
25	Unit Mix (Available SF) Total	Sum of (i) Unit Mix (Available SF) Regular, (ii) Unit Mix (Available SF) Climate Controlled, (iii) Unit Mix (Available SF) Commercial, and (iv) Unit Mix (Available SF) Other.
30	Unit Mix (Occupied Units) Total	Sum of (i) Unit Mix (Occupied Units) Regular, (ii) Unit Mix (Occupied Units) Climate Controlled, (iii) Unit Mix (Occupied Units) Commercial, and (iv) Unit Mix (Occupied Units) Other.
35	Unit Mix (Occupied SF) Total	Sum of (i) Unit Mix (Occupied SF) Regular, (ii) Unit Mix (Occupied SF) Climate Controlled, (iii) Unit Mix (Occupied SF) Commercial, and (iv) Unit Mix (Occupied SF) Other.
36	Storage Occupancy UW Occupancy (based on Units)	Quotient of (i) sum of (a) Unit Mix (Occupied Units) Regular and (b) Unit Mix (Occupied Units) Climate Controlled, and (ii) sum of (a) Unit Mix (Available Units) Regular and (b) Unit Mix (Available Units) Climate Controlled.
37	Storage Occupancy UW Occupancy (based on SF)	Quotient of (i) sum of (a) Unit Mix (Occupied SF) Regular and (b) Unit Mix (Occupied SF) Climate Controlled, and (ii) sum of (a) Unit Mix (Available SF) Regular and (b) Unit Mix (Available SF) Climate Controlled.
38	Total Occupancy UW Occupancy (based on Units)	Quotient of (i) Unit Mix (Occupied Units) Total and (ii) Unit Mix (Available Units) Total.
39	Total Occupancy UW Occupancy (based on SF)	Quotient of (i) Unit Mix (Occupied SF) Total and (ii) Unit Mix (Available SF) Total.
48	Mortgage Loan Closing Date Balance	Set equal to Mortgage Loan Original Balance.
49	Mortgage Loan Closing Date Balance per Unit	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Unit Mix (Available Units) Total.
50	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Unit Mix (Available SF) Total.
51	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Mortgage Loan Closing Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

MHP 2025-MHIL2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
52	Mortgage Loan Balloon Balance	Set equal to Mortgage Loan Closing Date Balance.
55	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Unit Mix (Available SF) Total.
58	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Unit Mix (Available SF) Total.
69	Interest Rate	Sum of (i) Assumed Mortgage Loan Spread and (ii) Assumed One-month Term SOFR.
71	Interest Rate at Term SOFR Cap	Sum of (i) Assumed Mortgage Loan Spread and (ii) Term SOFR Cap.
76	Mortgage Loan Monthly Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Quotient of (a) Interest Rate and (b) 12, and (iii) Interest Calculation (30/360 / Actual/360).
77	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Monthly Debt Service Payment and (ii) 12.
78	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
82	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
83	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
84	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
87	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
88	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
100	Mortgage Loan Closing Date LTV	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value
101	Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Balloon Balance and (ii) Portfolio Appraised Value
102	Mortgage Loan Closing Date LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

MHP 2025-MHIL2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
103	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Balloon Balance and (ii) Individual As-Is Appraised Value
104	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
105	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
106	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment.
107	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
108	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
109	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
228	RevPAF 2023	Quotient of (i) EGI 2023 and (ii) Unit Mix (Available SF) Total.
229	RevPAF 2024	Quotient of (i) EGI 2024 and (ii) Unit Mix (Available SF) Total.
230	RevPAF June 2025 TTM	Quotient of (i) EGI June 2025 TTM and (ii) Unit Mix (Available SF) Total.
231	RevPAF Sponsor 2025 Budget	Quotient of (i) EGI Sponsor 2025 Budget and (ii) Unit Mix (Available SF) Total.
232	RevPAF UW	Quotient of (i) EGI UW and (ii) Unit Mix (Available SF) Total.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19